Segment Reporting - Schedule of Revenues Disaggregated by Geographic Region (Details) - USD ($) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 26, 2022	Dec. 31, 2022	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	$ 52,712	$ 612,229	$ 401,971
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	51,701	593,527	385,847
Other countries
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	$ 1,011	$ 18,702	$ 16,124